CHANGES IN SHAREHOLDINGS OF SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
Effects of Changes in Company's Ownership Interest
The schedule below discloses the effects of changes in
Melco Resorts’
ownership interest in MRP on its equity:

	Year Ended December 31,
	2025	2024	2023
Net income (loss) attributable to Melco Resorts & Entertainment Limited	$185,045	$43,543	$(326,920)
Transfers to noncontrolling interests:
The Philippine subsidiaries
Decrease in additional paid-in capital resulting from purchases of common shares of MRP from the noncontrolling interests	—	(592)	(582)

Changes from net income (loss) attributable to Melco Resorts & Entertainment Limited’s shareholders and transfers to noncontrolling interests	$185,045	$42,951	$(327,502)